CONSOLIDATED BALANCE SHEETS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2011 All Other USD ($)	Dec. 31, 2011 All Other KRW	Dec. 31, 2010 All Other KRW
Current assets:
Cash and cash equivalents	$ 36,625,000	42,430,000,000	44,122,000,000
Short-term financial instruments	12,948,000	15,000,000,000	12,500,000,000
Short-term available-for-sale investments			5,000,000,000
Accounts receivable, net (including related party balances of (Won)2,947 and (Won)3,257, respectively)	5,555,000	6,436,000,000	8,242,000,000
Current portion of deferred income tax assets	2,643,000	3,062,000,000	857,000,000
Other current assets				4,234,000	4,905,000,000	5,622,000,000
Total current assets	62,005,000	71,833,000,000	76,343,000,000
Property and equipment, net	2,357,000	2,731,000,000	2,672,000,000
Leasehold and other deposits	5,114,000	5,924,000,000	1,711,000,000
Capitalized software development cost				16,345,000	18,936,000,000	13,700,000,000
Other intangible assets	13,595,000	15,750,000,000	20,140,000,000
Goodwill	6,454,000	7,477,000,000	7,991,000,000
Equity method investments	1,247,000	1,444,000,000	1,336,000,000
Deferred income tax assets	7,171,000	8,308,000,000
Other non-current assets				411,000	475,000,000	1,597,000,000
Total assets	114,699,000	132,878,000,000	125,490,000,000
Current liabilities:
Accounts payable (including related party balances of (Won)1,147 and (Won)950, respectively)	4,792,000	5,552,000,000	6,641,000,000
Deferred revenue				4,025,000	4,663,000,000	5,611,000,000
Other current liabilities	1,594,000	1,847,000,000	1,813,000,000
Total current liabilities	10,411,000	12,062,000,000	14,065,000,000
Long-term deferred revenue				6,437,000	7,457,000,000	8,993,000,000
Accrued severance benefits	791,000	916,000,000	1,031,000,000
Deferred income tax liabilities	1,309,000	1,517,000,000	2,600,000,000
Other non-current liabilities	231,000	267,000,000	389,000,000
Total liabilities	19,179,000	22,219,000,000	27,078,000,000
Commitments and contingencies
Parent Company Shareholders' equity:
Preferred shares, (Won)500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2010 and 2011
Common shares, (Won)500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2010 and 2011	2,999,000	3,474,000,000	3,474,000,000
Additional paid-in capital	65,080,000	75,395,000,000	75,395,000,000
Retained earnings	17,197,000	19,923,000,000	4,995,000,000
Accumulated other comprehensive income	2,627,000	3,042,000,000	3,552,000,000
Total parent company shareholders' equity	87,903,000	101,834,000,000	87,416,000,000
Non-controlling interest	7,617,000	8,825,000,000	10,996,000,000
Total equity	95,520,000	110,659,000,000	98,412,000,000
Total liabilities and equity	$ 114,699,000	132,878,000,000	125,490,000,000